Intangible Assets - Schedule (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite Lived Intangible Assets [Line Items]
Additions - Accumulated amortization	$ (3,093)	$ (1,602)	$ (1,283)
Net Book Value	25,164	28,450
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Balance - cost	44,877	44,877	44,877
Balance - Accumulated amortization	(19,713)	(16,427)	(13,141)
Additions - cost	0	0
Additions - Accumulated amortization	(3,286)	(3,286)
Net Book Value	25,164	28,450	$ 31,736
Net Book Value - Additions	$ (3,286)	$ (3,286)